Premises, Equipment And Leases (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Summary of Premises And Equipment
Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2016	2015
Land	$63,463	$67,442
Buildings	342,027	343,797
Leasehold improvements	26,956	31,270
Furniture, fixtures, and equipment	180,435	194,072
Premises and equipment, at cost	612,881	636,581
Less accumulated depreciation and amortization	323,496	360,962
Premises and equipment, net	$289,385	$275,619

Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment
Minimum future lease payments for noncancelable operating leases, primarily on premises, on December 31, 2016 are shown below. Aggregate minimum income under sublease agreements for these periods is not material.

(Dollars in thousands)
2017	$18,847
2018	16,681
2019	14,175
2020	12,668
2021	11,290
2022 and after	42,742
Total minimum lease payments	$116,403

Payments required under capital leases are not material.

Rent Expense Incurred Under All Operating Lease Obligations
Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2016	2015	2014
Rent expense, gross	$20,812	$18,166	$20,123
Sublease income	(477)	(5)	(213)
Rent expense, net	$20,335	$18,161	$19,910